Regulatory Capital And Restrictions (Summary Of Actual Capital Amounts And Ratios) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
FHN
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 2,836,715,000	$ 3,148,336,000
Total Capital, Actual Ratio	13.01%	16.18%
Tier 1 Capital, Actual Amount	$ 2,572,141,000	$ 2,813,503,000
Tier 1 Capital, Actual Ratio	11.79%	14.46%
Common Equity Tier 1 Capital, Actual Amount	$ 2,278,580,000
Common Equity Tier 1 Capital, Actual Ratio	10.45%
Leverage, Actual Amount	$ 2,572,141,000	$ 2,813,503,000
Leverage, Actual Ratio	9.85%	11.43%
Total Capital, Capital Adequacy Purposes, Amount	$ 1,744,961,000	$ 1,556,213,000
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,308,721,000	$ 778,106,000
Tier 1 Capital, Capital Adequacy Purposes, Ratio	6.00%	4.00%
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 981,541,000
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.50%
Leverage, Capital Adequacy Purposes, Amount	$ 1,044,378,000	$ 985,033,000
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
First Tennessee Bank National Association
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 2,768,625,000	$ 3,441,315,000
Total Capital, Actual Ratio	13.09%	17.86%
Tier 1 Capital, Actual Amount	$ 2,525,912,000	$ 3,107,407,000
Tier 1 Capital, Actual Ratio	11.95%	16.12%
Common Equity Tier 1 Capital, Actual Amount	$ 2,284,646,000
Common Equity Tier 1 Capital, Actual Ratio	10.81%
Leverage, Actual Amount	$ 2,525,912,000	$ 3,107,407,000
Leverage, Actual Ratio	10.06%	12.72%
Total Capital, Capital Adequacy Purposes, Amount	$ 1,691,477,000	$ 1,541,837,000
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,268,608,000	$ 770,918,000
Tier 1 Capital, Capital Adequacy Purposes, Ratio	6.00%	4.00%
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 951,456,000
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.50%
Leverage, Capital Adequacy Purposes, Amount	$ 1,004,207,000	$ 977,374,000
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 2,114,346,000	$ 1,927,296,000
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,691,477,000	$ 1,156,378,000
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	6.00%
Common Equity Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,374,325,000
Common Equity Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,255,258,000	$ 1,221,717,000
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%